Bridgeway Funds, Inc.

Aggressive Investors 1 Fund (BRAGX)

Ultra-Small Company Fund (BRUSX)

Ultra-Small Company Market Fund (BRSIX)

Small-Cap Momentum Fund (BRSMX)

Small-Cap Growth Fund (BRSGX)

Small-Cap Value Fund (BRSVX)

Large-Cap Growth Fund (BRLGX)

Blue Chip 35 Index Fund (BRLIX)

Managed Volatility Fund (BRBPX)

Supplement dated May 23, 2013 to the Prospectus dated October 31, 2012

The following changes are effective as of June 1, 2013.

On pages 6, 10, 25, 29 and 34 of the Prospectus, the information under the heading “Portfolio Managers” is replaced in its entirety with the following:

The Fund is team managed by the Adviser’s investment management team.

Name	Title	Length of Service
John Montgomery	Chief Investment Officer, Portfolio Manager	Since Fund inception
Elena Khoziaeva	Portfolio Manager	Since 2005
Michael Whipple	Portfolio Manager	Since 2005

On page 15 of the Prospectus, the information under the heading “Portfolio Managers” is replaced in its entirety with the following:

The Fund is team managed by the Adviser’s investment management team.

Name	Title	Length of Service
John Montgomery	Chief Investment Officer, Portfolio Manager	Since Fund inception
Elena Khoziaeva	Portfolio Manager	Since 2005
Michael Whipple	Portfolio Manager	Since 2005
Christine L. Wang	Portfolio Manager	Since 2010

On page 21 of the Prospectus, the information under the heading “Portfolio Managers” is replaced in its entirety with the following:

The Fund is team managed by the Adviser’s investment management team.

Name	Title	Length of Service
John Montgomery	Chief Investment Officer, Portfolio Manager	Since Fund inception
Elena Khoziaeva	Portfolio Manager	Since Fund inception
Michael Whipple	Portfolio Manager	Since Fund inception
Christine L. Wang	Portfolio Manager	Since 2010

1	BWY-PROSUP-0513

On page 38 of the Prospectus, the information under the heading “Portfolio Managers” is replaced in its entirety with the following:

The Fund is team managed by the Adviser’s investment management team.

Name	Title	Length of Service
John Montgomery	Chief Investment Officer, Portfolio Manager	Since Fund inception
Elena Khoziaeva	Portfolio Manager	Since 2005
Michael Whipple	Portfolio Manager	Since 2005
Christine L. Wang	Portfolio Manager	Since 2013

On page 44 of the Prospectus, the information under the heading “Portfolio Manager” is replaced in its entirety with the following:

Portfolio Managers:

The Fund is team managed by the Adviser’s investment management team.

Name	Title	Length of Service
John Montgomery	Chief Investment Officer, Portfolio Manager	Since 2013
Richard P. Cancelmo, Jr.	Portfolio Manager	Since Fund inception
Elena Khoziaeva	Portfolio Manager	Since 2013
Michael Whipple	Portfolio Manager	Since 2013

Beginning on page 64 of the Prospectus, the information under the sub-heading “Who is the Investment Management Team?” is replaced in its entirety with the following:

Investment decisions for each Fund are based on statistically driven models run by the Investment Management Team. These models can apply to multiple funds. Therefore, the Investment Management Team is organized across two dimensions—models and funds. First, each team member is trained on a set of statistically driven models, and each model has a primary and secondary “practitioner.” Second, each team member is assigned one or more funds for which he or she is responsible for such things as cash flow management, tax management, and risk management. Procedures are documented to the degree that, theoretically, any one of the team members could manage a given model or fund. Roles and responsibilities rotate across models and funds to build team depth and skills. Modeling research is designed, presented, and scrutinized at the team level.

Collectively, the following individuals are jointly and primarily responsible for the day-to-day management of each Fund’s portfolio:

John Montgomery is the Chief Investment Officer and Portfolio Manager for all of the Bridgeway Funds. John founded the Adviser in 1993. He holds a BA in Engineering and Philosophy from Swarthmore College and graduate degrees from MIT and Harvard Business School.

2	BWY-PROSUP-0513

Elena Khoziaeva, CFA, is a Portfolio Manager and began working at the Adviser in 1998. Her responsibilities include portfolio management, investment research, and statistical modeling. Elena earned a Bachelor of Economic Sciences degree from Belarussian State Economic University in Minsk and graduated with highest honors from the University of Houston with an MBA in accounting.

Michael Whipple, CFA, FRM, is a Portfolio Manager and began working at the Adviser in 2002. His responsibilities include portfolio management, investment research, and statistical modeling. He holds a BS in Accountancy and Finance from Miami University in Ohio. Michael worked in public accounting with a focus on auditing from 1993 to 2000 before attending the University of Chicago Booth School of Business from 2000 to 2002, where he earned his MBA.

Ultra-Small Company Market Fund, Small-Cap Momentum Fund and Blue Chip 35 Index Fund

In addition to the team above, Christine L. Wang is also jointly and primarily responsible for the day-to-day management of the Ultra-Small Company Market Fund, Small-Cap Momentum Fund and Blue Chip 35 Index Fund.

Christine L. Wang, CFA, is a Portfolio Manager and began working for the Adviser in 2008. Her responsibilities include portfolio management, investment research, and statistical modeling. Christine holds an MS in Accounting from the University of Virginia and a BA in Sociology and Managerial Studies from Rice University. Christine is a Certified Public Accountant licensed in the State of Texas. Prior to joining the Adviser, Christine worked in public accounting with a focus on energy trading and risk management from 2004 to 2008.

Managed Volatility Fund

In addition to Mr. Montgomery, Ms. Khoziaeva and Mr. Whipple, Richard P. Cancelmo, Jr. is also jointly and primarily responsible for the day-to-day management of the Managed Volatility Fund.

Richard P. Cancelmo, Jr. (“Dick”) is a Portfolio Manager and began working for the Adviser in 2000. Dick has managed the Managed Volatility Fund since its inception in 2001. Dick holds a BA in American History from Washington and Lee University. He was employed by Cancelmo Capital Management, Inc., the investment adviser to West University Fund, prior to joining the Adviser.

This information supplements the Prospectus dated October 31, 2012.

Please retain this supplement for future reference.

3	BWY-PROSUP-0513

Bridgeway Funds, Inc.

Omni Small-Cap Value Fund (BOSVX)

Omni Tax-Managed Small-Cap Value Fund (BOTSX)

Supplement dated May 23, 2013 to the Prospectus dated October 31, 2012

The following changes are effective as of June 1, 2013 for both the Omni Small-Cap Value Fund and the Omni Tax-Managed Small-Cap Value Fund.

On pages 4 and 9 of the Prospectus, the information under the heading “Portfolio Managers” is replaced in its entirety with the following:

The Fund is team managed by the Adviser’s investment management team.

Name	Title	Length of Service
John Montgomery	Chief Investment Officer, Portfolio Manager	Since Fund inception
Christine L. Wang	Portfolio Manager	Since Fund inception
Elena Khoziaeva	Portfolio Manager	Since 2013
Michael Whipple	Portfolio Manager	Since 2013

On pages 15 and 16 of the Prospectus, the information under the sub-heading “Who is the Investment Management Team?” is replaced in its entirety with the following:

The Investment Management Team firmly believes that equity investing should be for the long run. For each Fund, the team focuses on trying to capture systematic sources of stock returns rather than trying to generate extra returns through stock picking or market timing, while efficiently managing trading costs and portfolio turnover. The team has significant experience in this style of investing, sometimes referred to as “passive, asset-class investing”.

Collectively, the following individuals are jointly and primarily responsible for the day-to-day management of each Fund’s portfolio. Roles and responsibilities rotate to build team depth and skills.

John Montgomery is the Chief Investment Officer and Portfolio Manager for the Funds and has held that position since each Fund’s inception. John founded the Adviser in 1993. He holds a BA in Engineering and Philosophy from Swarthmore College and graduate degrees from MIT and Harvard Business School.

Christine L. Wang, CFA, is a Portfolio Manager and began working for the Adviser in 2008. Her responsibilities include portfolio management, investment research, and statistical modeling. Christine holds an MS in Accounting from the University of Virginia and a BA in Sociology and Managerial Studies from Rice University. Christine is a Certified Public Accountant licensed in the state of Texas. Prior to joining the Adviser, Christine worked for a public accounting firm with a focus on energy trading and risk management from 2004 to 2008.

1	OMNI-PROSUP-0513

Elena Khoziaeva, CFA, is a Portfolio Manager and began working at the Adviser in 1998. Her responsibilities include portfolio management, investment research, and statistical modeling. Elena earned a Bachelor of Economic Sciences degree from Belarussian State Economic University in Minsk and graduated with highest honors from the University of Houston with an MBA in accounting.

Michael Whipple, CFA, FRM, is a Portfolio Manager and began working at the Adviser in 2002. His responsibilities include portfolio management, investment research, and statistical modeling. He holds a BS in Accountancy and Finance from Miami University in Ohio. Michael worked in public accounting with a focus in auditing from 1993 to 2000 before attending the University of Chicago Booth School of Business from 2000 to 2002, where he earned his MBA.

This information supplements the Prospectus dated October 31, 2012.

Please retain this supplement for future reference.

2	OMNI-PROSUP-0513

Bridgeway Funds, Inc.

Aggressive Investors 1 Fund (BRAGX)

Ultra-Small Company Fund (BRUSX)

Ultra-Small Company Market Fund (BRSIX)

Small-Cap Momentum Fund (BRSMX)

Small-Cap Growth Fund (BRSGX)

Small-Cap Value Fund (BRSVX)

Large-Cap Growth Fund (BRLGX)

Blue Chip 35 Index Fund (BRLIX)

Managed Volatility Fund (BRBPX)

Supplement dated May 23, 2013 to the Statement of Additional Information (“SAI”)

dated October 31, 2012

Effective as of June 1, 2013, “APPENDIX B – PORTFOLIO MANAGERS”, which begins on page 39 of the SAI, is replaced in its entirety by the following:

APPENDIX B – PORTFOLIO MANAGERS

The following provides information regarding the portfolio managers and Investment Management Team members identified in the Funds’ Prospectus: (1) the dollar range of their investments in each Bridgeway Fund; (2) a description of their compensation structure; and (3) information regarding other accounts managed by them and potential conflicts of interest that might arise from the management of multiple accounts.

INVESTMENTS IN THE FUNDS

(As of June 30, 2012)

The table below provides the dollar range of investments in each series of the Bridgeway Funds directly or indirectly owned by John Montgomery, Chief Investment Officer and Portfolio Manager for all of the Bridgeway Funds.

Fund	Investments Held Individually or Jointly with Spouse (1)	Bridgeway Capital Management’s Ownership of Fund Shares (2)	Total
Aggressive Investors 1 Fund	Over $1,000,000	$500,001 - $1,000,000	Over $1,000,000
Ultra-Small Company Fund	Over $1,000,000	$500,001 - $1,000,000	Over $1,000,000
Ultra-Small Company Market Fund	$10,001 - $50,000	$100,001 - $500,000	$100,001 - $500,000
Small-Cap Momentum Fund	$10,001 - $50,000	Over $1,000,000	Over $1,000,000
Small-Cap Growth Fund	$10,001 - $50,000	$100,001 - $500,000	$100,001 - $500,000
Small-Cap Value Fund	$10,001 - $50,000	$100,001 - $500,000	$100,001 - $500,000
Large-Cap Growth Fund	$10,001 - $50,000	$100,001 - $500,000	$100,001 - $500,000
Blue Chip 35 Index Fund	$10,001 - $50,000	$100,001 - $500,000	$100,001 - $500,000
Managed Volatility Fund	$100,001 - $500,000	Over $1,000,000	Over $1,000,000
Omni Small-Cap Value Fund[3]	$10,001 - $50,000	$50,001 - $100,000	$100,001 - $500,000
Omni Tax-Managed Small-Cap Value Fund[3]	$10,001 - $50,000	$100,001 - $500,000	$100,001 - $500,000

1	This column reflects investments in a Fund’s shares owned directly by the portfolio manager or beneficially owned by the portfolio manager (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). The portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.
2	Mr. Montgomery controls the Adviser due to the level of his stock ownership in the Adviser and also has or shares investment control over the Adviser’s investments. As a result, under Rule 16a-1(a)(2) of the Securities Exchange Act of 1934, he is deemed to beneficially own the investments made by the Adviser in shares of the Funds. This column reflects the Adviser’s total investments in shares of the Funds managed by Mr. Montgomery. Note, however, that Mr. Montgomery only owns 66% of the outstanding shares of the Adviser.
3	The Omni Small-Cap Value Fund and the Omni Tax-Managed Small-Cap Value Fund are described in a different prospectus and statement of additional information.

BWY-SAISUP-0513

The table below provides the dollar range of investments in each Bridgeway Fund owned by Elena Khoziaeva and Michael Whipple, each of whom is a member of the investment management team that has joint and primary responsibility for the day-to-day management of all of the Bridgeway Funds. The table also provides the dollar range of investments in the Managed Volatility Fund owned by Richard P. Cancelmo, Jr., a portfolio manager for the Managed Volatility Fund. Further, the table provides the dollar range of investments in Omni Tax-Managed Small-Cap Value Fund, Omni Small-Cap Value Fund, Small-Cap Momentum Fund, Blue Chip 35 Index Fund and Ultra-Small Company Market Fund owned by Christine L. Wang, another portfolio manager for those Funds.

Fund and Name of Portfolio Manager	Dollar Range of Investments in Each Fund (1) (2)
AGGRESSIVE INVESTORS 1 FUND
Elena Khoziaeva	$100,001 - $500,000
Michael Whipple	$10,001 - $50,000
ULTRA-SMALL COMPANY FUND
Elena Khoziaeva	$1 - $10,000
Michael Whipple	$50,001 - $100,000
ULTRA-SMALL COMPANY MARKET FUND
Elena Khoziaeva	$1 - $10,000
Michael Whipple	$1 - $10,000
Christine L. Wang	$1 - $10,000
SMALL-CAP MOMENTUM FUND
Elena Khoziaeva	None
Michael Whipple	$1 - $10,000
Christine L. Wang	$1 - $10,000
SMALL-CAP GROWTH FUND
Elena Khoziaeva	$1 - $10,000
Michael Whipple	$1 - $10,000
SMALL-CAP VALUE FUND
Elena Khoziaeva	$1 - $10,000
Michael Whipple	$1 - $10,000
LARGE-CAP GROWTH FUND
Elena Khoziaeva	$1 - $10,000
Michael Whipple	$1 - $10,000
BLUE CHIP 35 INDEX FUND
Elena Khoziaeva	$1 - $10,000
Michael Whipple	$10,001 - $50,000
Christine L. Wang	$1 - $10,000
MANAGED VOLATILITY FUND
Richard P. Cancelmo, Jr.	$100,001 - $500,000
Elena Khoziaeva	$10,001 - $50,000
Michael Whipple	$1 - $10,000
OMNI TAX-MANAGED SMALL-CAP VALUE FUND
Elena Khoziaeva	None
Michael Whipple	None
Christine L. Wang	None
OMNI SMALL-CAP VALUE FUND
Elena Khoziaeva	None
Michael Whipple	$1 - $10,000
Christine L. Wang	$1 - $10,000

1	This column reflects investments in a Fund’s shares owned directly by the portfolio manager, or beneficially owned by the portfolio manager (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.
2	Mr. Cancelmo, Ms. Khoziaeva, Mr. Whipple and Ms. Wang participate in ownership of the Adviser due to their participation in the Adviser’s Employee Stock Ownership Program (“ESOP”). As a result, each of them indirectly owns a portion of the investments made by the Adviser in shares of the Bridgeway Funds. As of December 31, 2011, the Adviser owned shares of the then existing fourteen Bridgeway Funds. These indirect amounts are not reflected in the table above.

BWY-SAISUP-0513

DESCRIPTION OF COMPENSATION STRUCTURE

The objective of the Adviser’s compensation program is to provide pay and long-term compensation for its employees (who are all referred to as “partners”) that is competitive with the mutual fund/investment advisory market relative to the Adviser’s size and geographical location. The Adviser evaluates competitive market compensation by reviewing compensation survey results conducted by independent third parties involved in investment industry compensation.

The members of the Investment Management Team, including John Montgomery, Elena Khoziaeva, Michael Whipple, Richard P. Cancelmo, Jr. and Christine L. Wang, participate in a compensation program that includes a base salary that is fixed annually, bonus and long-term incentives. Each member’s base salary is a function of industry salary rates and individual performance against metrics such as integrity, communications (internal and external), team work, leadership and investment performance of their respective funds. The bonus portion of compensation also is a function of industry salary rates as well as the overall profitability of the Adviser relative to peer companies. The Adviser’s profitability is primarily affected by a) assets under management, b) management fees, for which some actively managed accounts have performance based fees relative to stock market benchmarks, c) operating costs of the Adviser and d) because the Adviser is an “S” Corporation, the amount of distributions to be made by the Adviser to its shareholders at least sufficient to satisfy the payment of taxes due on the Adviser’s income that is taxed to its shareholders under subchapter S of the Internal Revenue Code.

Fund performance impacts overall compensation in two broad ways. First, generally assets under management increase with positive long-term performance. An increase in assets increases total management fees and likely increases the Adviser’s profitability (although certain funds do not demonstrate economies of scale and other funds have management fees which reflect economies of scale to shareholders). Second, certain Bridgeway Funds have performance-based management fees that are a function of trailing five-year before-tax performance of each Fund relative to its specific market benchmark. Should each such Fund’s performance exceed the benchmark, the Adviser may make more total management fees and increase its profitability. On the other hand, should each such Fund’s performance lag the benchmark, the Adviser may experience a decrease in profitability.

Finally, all Investment Management Team members participate in long-term incentive programs including a 401(k) Plan and ownership programs in the Adviser. With the exception of John Montgomery, Investment Management Team members (as well as all of the Adviser’s partners) participate in an Employee Stock Ownership Program or Phantom Stock Program of the Adviser or both. The value of this ownership is a function of the profitability and growth of the Adviser. The Adviser is an “S” Corporation with John Montgomery as the majority owner. Therefore, he does not participate in the ESOP, but the value of his ownership stake is impacted by the profitability and growth of the Adviser. However, by policy of the Adviser, John Montgomery may only receive distributions from the Adviser in an amount equal to the taxes incurred from his corporate ownership due to the “S” corporation structure.

Historically, the Adviser has voluntarily disclosed the annual compensation of John Montgomery, Chief Investment Officer and Portfolio Manager for all of the Bridgeway Funds. Annual compensation for each of the three calendar years ended December 31, 2011 includes a salary plus a SEP/IRA/401(k) contribution. John Montgomery’s cash compensation component was $615,335, $608,182 and $614,389 for 2009, 2010 and 2011, respectively. The SEP/IRA/401(k) contribution for John Montgomery was $12,250 in each of the three years ended December 31, 2011. These figures are based on the Adviser’s unaudited financial records and individual W-2 forms.

As an “S” Corporation, Bridgeway Capital Management, Inc.’s federal taxes are paid at the individual rather than corporate level. Bridgeway Capital Management, Inc. distributes an amount to Bridgeway Capital shareholders to cover these taxes at the maximum individual tax rate. These distributions are not included in this table.

OTHER MANAGED ACCOUNTS

(As of June 30, 2012)

The Adviser’s portfolio managers and Investment Management Team use statistical investment models which are used in connection with the management of certain Bridgeway Funds as well as other mutual funds for which the Adviser acts as sub-adviser and other separate accounts managed for organizations and individuals. The following chart reflects information regarding other accounts (excluding the Bridgeway Fund(s)) for which each portfolio manager and Investment Management Team has day-to-day management responsibilities. Accounts are grouped into three categories: (i) mutual funds, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out.

Richard Cancelmo, Jr. does not manage any other accounts. Christine L. Wang manages 1 registered investment company account with $29,128,111 in assets and does not have a performance fee. She also manages 2 other accounts with $8,117,974 in assets which do not have a performance fee. As a result, the information below is provided only for John Montgomery, Elena Khoziaeva and Michael Whipple.

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	NUMBER OF ACCOUNTS	TOTAL ASSETS IN ACCOUNTS	NUMBER OF ACCOUNTS WHERE ADVISORY FEE IS BASED ON ACCOUNT PERFORMANCE	TOTAL ASSETS IN ACCOUNTS WHERE ADVISORY FEE IS BASED ON ACCOUNT PERFORMANCE
Registered Investment Companies	6	$336,942,580	—	$—
Other Pooled Investment Vehicles	—	—	—	—
Other Accounts	37	$373,453,643	15	$149,142,035

POTENTIAL CONFLICTS OF INTEREST

Actual or apparent conflicts of interest may arise when a portfolio manager or Investment Management Team member has day-to-day management responsibilities with respect to more than one fund or other account. Set forth below is a description of material conflicts of interest that may arise in connection with a portfolio manager or Investment Management Team member who manages multiple funds and/or other accounts:

•

The management of multiple funds and/or other accounts may result in a portfolio manager or Investment Management Team member devoting varying periods of time and attention to the management of each fund and/or other account. As a result, the portfolio manager or Investment Management Team member may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The Adviser believes this problem may be significantly mitigated by Bridgeway’s use of statistical models.

•

If a portfolio manager or Investment Management Team member identifies an investment opportunity that may be suitable for more than one fund or other account, a fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible funds and other accounts. Accordingly, the Adviser has developed guidelines to address the priority order in allocating investment opportunities.

•

At times, a portfolio manager or Investment Management Team member may determine that an investment opportunity may be appropriate for only some of the funds or other accounts for which he or she exercises investment responsibility, or may decide that certain of the funds or other accounts should take differing positions with respect to a particular security. In these cases, the portfolio manager or Investment Management Team member may place separate transactions for one or more funds or other accounts, which may affect the market price of the security or the execution of the transaction, or both, to the detriment of one or more other funds or accounts.

•

With respect to securities transactions for the funds, the Adviser determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. The Adviser may place separate, non-simultaneous, transactions for a fund and another account that may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the fund or the other account. The Adviser seeks to mitigate this problem through a random rotation of order in the allocation of executed trades.

•

With respect to securities transactions for the funds, the Adviser determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts (such as other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), the Adviser may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, the Adviser or its affiliates may place separate, non-simultaneous, transactions for a fund and another account that may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the fund or the other account.

•

The appearance of a conflict of interest may arise where the Adviser has an incentive, such as a performance based management fee or other differing fee structure, which relates to the management of one fund or other account but not all funds and accounts with respect to which a portfolio manager or Investment Management Team member has day-to-day management responsibilities.

The Adviser and the Funds have adopted certain compliance policies and procedures that are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which an actual or potential conflict may arise.

This information supplements the SAI dated October 31, 2012.

Please retain this supplement for future reference.

BWY-SAISUP-0513

Bridgeway Funds, Inc.

Omni Small-Cap Value Fund (BOSVX)

Omni Tax-Managed Small-Cap Value Fund (BOTSX)

Supplement dated May 23, 2013 to the Statement of Additional Information (“SAI”)

dated October 31, 2012

Effective as of June 1, 2013, “APPENDIX B – PORTFOLIO MANAGERS”, which begins on page 36 of the SAI, is replaced in its entirety by the following:

APPENDIX B – PORTFOLIO MANAGERS

The following provides information regarding the portfolio managers and Investment Management Team members identified in the Funds’ Prospectus: (1) the dollar range of their investments in each of the Bridgeway Funds; (2) a description of their compensation structure; and (3) information regarding other accounts managed by them and potential conflicts of interest that might arise from the management of multiple accounts.

INVESTMENTS IN THE FUNDS

(As of June 30, 2012)

The table below provides the dollar range of investments in each series of the Bridgeway Funds directly or indirectly owned by John Montgomery, Chief Investment Officer and Portfolio Manager for all of the Bridgeway Funds. The Omni Small-Cap Value Fund and Omni Tax-Managed Small-Cap Value Fund are described in this prospectus and statement of additional information. Other Bridgeway Funds listed in the table below are described in a different prospectus, and statement of additional information.

Fund	Investments Held Individually or Jointly with Spouse (1)	Bridgeway Capital Management’s Ownership of Fund Shares (2)	Total
Aggressive Investors 1 Fund	Over $1,000,000	$500,001 - $1,000,000	Over $1,000,000
Ultra-Small Company Fund	Over $1,000,000	$500,001 - $1,000,000	Over $1,000,000
Ultra-Small Company Market Fund	$10,001 - $50,000	$100,001 - $500,000	$100,001 - $500,000
Small-Cap Momentum Fund	$10,001 - $50,000	Over $1,000,000	Over $1,000,000
Small-Cap Growth Fund	$10,001 - $50,000	$100,001 - $500,000	$100,001 - $500,000
Small-Cap Value Fund	$10,001 - $50,000	$100,001 - $500,000	$100,001 - $500,000
Large-Cap Growth Fund	$10,001 - $50,000	$100,001 - $500,000	$100,001 - $500,000
Blue Chip 35 Index Fund	$10,001 - $50,000	$100,001 - $500,000	$100,001 - $500,000
Managed Volatility Fund	$100,001 - $500,000	Over $1,000,000	Over $1,000,000
Omni Small-Cap Value Fund	$10,001 - $50,000	$50,001 - $100,000	$100,001 - $500,000
Omni Tax-Managed Small-Cap Value Fund	$10,001 - $50,000	Over $1,000,000	$100,001 - $500,000

1	This column reflects investments in a Fund’s shares owned directly by the portfolio manager or beneficially owned by the portfolio manager (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). The portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.
2	Mr. Montgomery controls the Adviser due to the level of his stock ownership in the Adviser and also has or shares investment control over the Adviser’s investments. As a result, under Rule 16a-1(a)(2) of the Securities Exchange Act of 1934, he is deemed to beneficially own the investments made by the Adviser in shares of the Funds. This column reflects the Adviser’s total investments in shares of the Funds managed by Mr. Montgomery. Note, however, that Mr. Montgomery only owns 66% of the outstanding shares of the Adviser.

The table below provides the dollar range of investments in each Bridgeway Fund owned by Elena Khoziaeva and Michael Whipple, each of whom is a member of the investment management team that has joint and primary responsibility for the day-to-day management of all of the Bridgeway Funds. The table also provides the dollar range of investments in Omni Tax-Managed Small-Cap Value Fund, Omni Small-Cap Value Fund, Small-Cap Momentum Fund, Blue Chip 35 Index Fund and Ultra-Small Company Market Fund owned by Christine L. Wang, another portfolio manager for those Funds. The Omni Small-Cap Value Fund and Omni Tax-Managed Small-Cap Value Fund are described in this prospectus and statement of additional

OMNI-SAISUP-0513

information. Other Bridgeway Funds listed in the table below are described in a different prospectus and statement of additional information.

Fund and Name of Portfolio Manager	Dollar Range of Investments in Each Fund (1) (2)
AGGRESSIVE INVESTORS 1 FUND
Elena Khoziaeva	$100,001 - $500,000
Michael Whipple	$10,001 - $50,000
ULTRA-SMALL COMPANY FUND
Elena Khoziaeva	$1 - $10,000
Michael Whipple	$50,001 - $100,000
ULTRA-SMALL COMPANY MARKET FUND
Elena Khoziaeva	$1 - $10,000
Michael Whipple	$1 - $10,000
Christine L. Wang	$1 - $10,000
SMALL-CAP MOMENTUM FUND
Elena Khoziaeva	None
Michael Whipple	$1-$10,000
Christine L. Wang	$1-$10,000
SMALL-CAP GROWTH FUND
Elena Khoziaeva	$1 - $10,000
Michael Whipple	$1 - $10,000
SMALL-CAP VALUE FUND
Elena Khoziaeva	$1 - $10,000
Michael Whipple	$1 - $10,000
LARGE-CAP GROWTH FUND
Elena Khoziaeva	$1 - $10,000
Michael Whipple	$1 - $10,000
BLUE CHIP 35 INDEX FUND
Elena Khoziaeva	$1 - $10,000
Michael Whipple	$10,001 - $50,000
Christine L. Wang	$1- $10,000
MANAGED VOLATILITY FUND
Elena Khoziaeva	$10,001 - $50,000
Michael Whipple	$1 - $10,000
OMNI TAX-MANAGED SMALL-CAP VALUE FUND
Elena Khoziaeva	None
Michael Whipple	None
Christine L. Wang	None
OMNI SMALL-CAP VALUE FUND
Elena Khoziaeva	None
Michael Whipple	$1 - $10,000
Christine L. Wang	$1 - $10,000

1	This column reflects investments in a Fund’s shares owned directly by the portfolio manager, or beneficially owned by the portfolio manager (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.
2	Ms. Khoziaeva, Mr. Whipple and Ms. Wang participate in ownership of the Adviser due to their participation in the Adviser’s Employee Stock Ownership Program (“ESOP”). As a result, each of them indirectly owns a portion of the investments made by the Adviser in shares of the Bridgeway Funds. As of December 31, 2011, the Adviser owned shares of the then existing fourteen Bridgeway Funds. These indirect amounts are not reflected in the table above.

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DESCRIPTION OF COMPENSATION STRUCTURE

The objective of the Adviser’s compensation program is to provide pay and long-term compensation for its employees (who are all referred to as “partners”) that is competitive with the mutual fund/investment advisory market relative to the Adviser’s size and geographical location. The Adviser evaluates competitive market compensation by reviewing compensation survey results conducted by independent third parties involved in investment industry compensation.

The members of the Investment Management Team, including John Montgomery, Elena Khoziaeva, Michael Whipple and Christine L. Wang, participate in a compensation program that includes a base salary that is fixed annually, bonus and long-term incentives. Each member’s base salary is a function of industry salary rates and individual performance against metrics such as integrity, communications (internal and external), team work, leadership and investment performance of their respective funds. The bonus portion of compensation also is a function of industry salary rates as well as the overall profitability of the Adviser relative to peer companies. The Adviser’s profitability is primarily affected by a) assets under management, b) management fees, for which some actively managed accounts have performance based fees relative to stock market benchmarks, c) operating costs of the Adviser and d) because the Adviser is an “S” Corporation, the amount of distributions to be made by the Adviser to its shareholders at least sufficient to satisfy the payment of taxes due on the Adviser’s income that is taxed to its shareholders under subchapter S of the Internal Revenue Code.

Fund performance impacts overall compensation in two broad ways. First, generally assets under management increase with positive long-term performance. An increase in assets increases total management fees and likely increases the Adviser’s profitability (although certain funds do not demonstrate economies of scale and other funds have management fees which reflect economies of scale to shareholders). Second, certain Bridgeway Funds (but not the Funds) have performance-based management fees that are a function of trailing five-year before-tax performance of each Fund relative to its specific market benchmark. Should each such Fund’s performance exceed the benchmark, the Adviser may make more total management fees and increase its profitability. On the other hand, should each such Fund’s performance lag the benchmark, the Adviser may experience a decrease in profitability.

Finally, all Investment Management Team members participate in long-term incentive programs including a 401(k) Plan and ownership programs in the Adviser. With the exception of John Montgomery, Investment Management Team members (as well as all of the Adviser’s partners) participate in an Employee Stock Ownership Program or Phantom Stock Program of the Adviser or both. The value of this ownership is a function of the profitability and growth of the Adviser. The Adviser is an “S” Corporation with John Montgomery as the majority owner. Therefore, he does not participate in the ESOP, but the value of his ownership stake is impacted by the profitability and growth of the Adviser. However, by policy of the Adviser, John Montgomery may only receive distributions from the Adviser in an amount equal to the taxes incurred from his corporate ownership due to the “S” corporation structure.

Historically, the Adviser has voluntarily disclosed the annual compensation of John Montgomery, Chief Investment Officer and Portfolio Manager for all of the Bridgeway Funds. Annual compensation for each of the three calendar years ended December 31, 2011 includes a salary plus a SEP/IRA/401(k) contribution. John Montgomery’s cash compensation component was $615,335, $608,182 and $614,389 for 2009, 2010 and 2011, respectively. The SEP/IRA/401(k) contribution for John Montgomery was $12,250 in each of the three years ended December 31, 2011. These figures are based on the Adviser’s unaudited financial records and individual W-2 forms.

As an “S” Corporation, Bridgeway Capital Management, Inc.’s federal taxes are paid at the individual rather than corporate level. Bridgeway Capital Management, Inc. distributes an amount to Bridgeway Capital shareholders to cover these taxes at the maximum individual tax rate. These distributions are not included in this table.

OTHER MANAGED ACCOUNTS

(As of June 30, 2012)

The Adviser’s portfolio managers and Investment Management Team use statistical investment models which are used in connection with the management of certain Bridgeway Funds as well as other mutual funds for which the Adviser acts as sub-adviser and other separate accounts managed for organizations and individuals. The following chart reflects information regarding other accounts (excluding the Bridgeway Fund(s)) for which each portfolio manager and Investment Management Team has day-to-day management responsibilities. Accounts are grouped into three categories: (i) mutual funds, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out.

Christine L. Wang manages 1 registered investment company account with $29,128,111 in assets and does not have a performance fee. She also manages 2 other accounts with $8,117,974 in assets which do not have a performance fee. As a result, the information below is provided only for John Montgomery, Elena Khozieva and Michael Whipple and applies to each of them.

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	NUMBER OF ACCOUNTS	TOTAL ASSETS IN ACCOUNTS	NUMBER OF ACCOUNTS WHERE ADVISORY FEE IS BASED ON ACCOUNT PERFORMANCE	TOTAL ASSETS IN ACCOUNTS WHERE ADVISORY FEE IS BASED ON ACCOUNT PERFORMANCE
Registered Investment Companies	6	$336,942,580	—	$—
Other Pooled Investment Vehicles	—	—	—	—
Other Accounts	37	$373,453,643	15	$149,142,035

POTENTIAL CONFLICTS OF INTEREST

Actual or apparent conflicts of interest may arise when a portfolio manager or Investment Management Team member has day-to-day management responsibilities with respect to more than one fund or other account. Set forth below is a description of material conflicts of interest that may arise in connection with a portfolio manager or Investment Management Team member who manages multiple funds and/or other accounts:

•

The management of multiple funds and/or other accounts may result in a portfolio manager or Investment Management Team member devoting varying periods of time and attention to the management of each fund and/or other account. As a result, the portfolio manager or Investment Management Team member may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The Adviser believes this problem may be significantly mitigated by Bridgeway’s use of statistical models.

•

If a portfolio manager or Investment Management Team member identifies an investment opportunity that may be suitable for more than one fund or other account, a fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible funds and other accounts. Accordingly, the Adviser has developed guidelines to address the priority order in allocating investment opportunities.

•

At times, a portfolio manager or Investment Management Team member may determine that an investment opportunity may be appropriate for only some of the funds or other accounts for which he or she exercises investment responsibility, or may decide that certain of the funds or other accounts should take differing positions with respect to a particular security. In these cases, the portfolio manager or Investment Management Team member may place separate transactions for one or more funds or other accounts, which may affect the market price of the security or the execution of the transaction, or both, to the detriment of one or more other funds or accounts.

•

With respect to securities transactions for the funds, the Adviser determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. The Adviser may place separate, non-simultaneous, transactions for a fund and another account that may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the fund or the other account. The Adviser seeks to mitigate this problem through a random rotation of order in the allocation of executed trades.

•

With respect to securities transactions for the funds, the Adviser determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts (such as other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), the Adviser may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, the Adviser or its affiliates may place separate, non-simultaneous, transactions for a fund and another account that may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the fund or the other account.

•

The appearance of a conflict of interest may arise where the Adviser has an incentive, such as a performance based management fee or other differing fee structure, which relates to the management of one fund or other account but not all funds and accounts with respect to which a portfolio manager or Investment Management Team member has day-to-day management responsibilities.

The Adviser and the Funds have adopted certain compliance policies and procedures that are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which an actual or potential conflict may arise.

This information supplements the SAI dated October 31, 2012.

Please retain this supplement for future reference.

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